Morgan Stanley Multi Cap Growth Trust
Morgan Stanley Multi Cap Growth Trust
Investment Objective
Morgan Stanley Multi Cap Growth Trust (the "Fund") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and on page 29 of this Prospectus in the section entitled "Shareholder Information—Share Class Arrangements."

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Morgan Stanley Multi Cap Growth Trust	A		B		L	I	Class C		CLASS IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%		none		none	none	none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	[1]	5.00%	[2]	none	none	1.00%	[3]	none
[1]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.
[2]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.
[3]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morgan Stanley Multi Cap Growth Trust		A	B	L	I	Class C	CLASS IS
Advisory Fee		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Shareholder Service (12b-1) Fee		0.25%	1.00%	0.75%	none	1.00%	none
Other Expenses		0.35%	0.52%	0.38%	0.25%	0.71%	15.01%
Total Annual Fund Operating Expenses	[1]	1.27%	2.19%	1.80%	0.92%	2.38%	15.68%
Fee Waiver and/or Expense Reimbursement	[1]	0.02%	0.17%	0.04%	0.02%	0.36%	14.83%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.25%	2.02%	1.76%	0.90%	2.02%	0.85%
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased and except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example - Morgan Stanley Multi Cap Growth Trust - USD ($)	1 Year	3 Years	5 Years	10 Years
A	646	905	1,184	1,977
B	705	969	1,359	2,277
L	179	563	971	2,113
I	92	291	507	1,129
Class C	305	708	1,238	2,689
CLASS IS	87	3,013	5,348	9,323

If You HELD Your Shares:
Expense Example No Redemption - Morgan Stanley Multi Cap Growth Trust - USD ($)	1 Year	3 Years	5 Years	10 Years
A	646	905	1,184	1,977
B	205	669	1,159	2,277
L	179	563	971	2,113
I	92	291	507	1,129
Class C	205	708	1,238	2,689
CLASS IS	87	3,013	5,348	9,323

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 65% of its assets in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2015 was between $2.9 million and $606.4 billion. The Adviser seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund's investments in equity securities may include convertible securities. The Fund may, but it is not required to, use derivative instruments as discussed herein. These derivative instruments will be counted toward the Fund's 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 25% of its net assets in foreign securities, including emerging market securities and securities classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities. The Fund may invest in privately placed and restricted securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•  Common Stock and Other Equity Securities. In general, prices of common stock and other equity securities are more volatile than those of fixed-income securities. The prices of common stock and other equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Liquidity. The Fund's investments in illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	6/30/09	22.71%
Low Quarter	12/31/08	–31.49%

Average Annual Total Returns For Periods Ended December 31, 2015
Average Annual Returns - Morgan Stanley Multi Cap Growth Trust		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
A	[1]	2.23%	10.67%	8.88%		8.01%		Jul. 28, 1997
B	[1]	2.26%	10.77%	8.81%	[2]	7.86%	[2]	Feb. 27, 1996
L	[1]	7.38%	11.20%	8.74%		7.57%		Jul. 28, 1997
I	[1]	8.31%	12.21%	9.78%		8.59%		Jul. 28, 1997
Class C	[1],[3]							Apr. 30, 2015
CLASS IS	[1]	8.36%				13.41%		Sep. 13, 2013
After Taxes on Distributions | A	[4]	0.23%	9.00%	8.05%		7.54%
After Taxes on Distributions and Sale of Fund Shares | A		2.90%	8.41%	7.25%		6.83%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	[5]	5.09%	13.30%	8.49%		5.65%	[6]	Jul. 28, 1997
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)	[7]	3.09%	11.70%	7.52%		6.01%	[6]	Jul. 28, 1997
[1]	Class A, L and I shares commenced operations on July 28, 1997. Class B shares commenced operations on February 27, 1996, Class IS shares commenced operations on September 13, 2013 and Class C shares commenced operations on April 30, 2015.
[2]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" and "Since Inception" performance for Class B shares reflects this conversion.
[3]	Class C shares of the Fund had not completed a full calendar year of operations as of December 31, 2015 and therefore Class C shares do not have annualized return information to report.
[4]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[5]	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.
[6]	Since Inception reflects the inception date of Class A.
[7]	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index. It is not possible to invest directly in an index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.